Earnings Per Share ("EPS") - Summary of Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	$ (1,678.9)	₨ (122,748.1)	₨ (97,199.1)	₨ (249,246.9)
Net income attributable to shareholders, Diluted earnings per share	$ (1,678.9)	₨ (122,748.1)	₨ (97,199.1)	₨ (249,246.8)
Weighted average shares, Basic net earnings per share	3,128,268,742	3,128,268,742	2,952,353,090	2,887,348,474
Weighted average shares, Diluted earnings per share	3,128,268,742	3,128,268,742	2,952,353,090	2,887,348,474
Basic net earnings per share | (per share)	$ (0.5)	₨ (39.2)	₨ (32.9)	₨ (86.3)
Diluted earnings per share | (per share)	$ (0.5)	₨ (39.2)	₨ (32.9)	₨ (86.3)
'A' Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	$ (272.9)	₨ (19,952.8)	₨ (16,741.2)	₨ (43,895.8)
Net income attributable to shareholders, Diluted earnings per share	$ (272.9)	₨ (19,952.8)	₨ (43,895.8)	₨ (43,895.8)
Weighted average shares, Basic net earnings per share	508,502,896	508,502,896	508,502,473	508,502,371
Weighted average shares, Diluted earnings per share	508,502,896	508,502,896	508,502,371	508,502,371
Basic net earnings per share | (per share)	$ (0.5)	₨ (39.2)	₨ (32.9)	₨ (86.3)
Diluted earnings per share | (per share)	$ (0.5)	₨ (39.2)	₨ (32.9)	₨ (86.3)